NOMURA PARTNERS FUNDS, INC.

GLOBAL ALPHA EQUITY FUND

(THE “FUND”)

SUPPLEMENT DATED OCTOBER 20, 2011

TO THE PROSPECTUS DATED JANUARY 28, 2011

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2011.

•	Effective September 30, 2011, Mr. Chris Connor has assumed responsibility as a Portfolio Manager of the Fund.

•	References to Mr. Neil Robson are hereby deleted from the Prospectus.

The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 28 of the Prospectus:

Mr. Fairweather is lead manager of the Global Alpha Equity fund and is assisted by Mr. Connor.

Portfolio Manager	Title	Service with Martin Currie	Service with Global Alpha Equity Fund
James Fairweather	Head of global equities	1984	2008
Chris Connor	Portfolio Manager	2006	2011

Prospectus - page 73

The disclosure and chart below replace similar disclosure following the caption “Global Alpha Equity Fund” on page 73 of the Prospectus:

Mr. Fairweather is lead manager of the Global Alpha Equity fund and is assisted by Mr. Connor.

Portfolio Managers	Since	Recent Professional Experience
James Fairweather	2008	Chief Investment Officer of Martin Currie since 1997. He has worked in Martin Currie’s Far East, North America and continental Europe investment teams. He is responsible for Martin Currie’s investment strategy and process, product development and for the management of its global products. He joined Martin Currie in 1984.

Chris Connor	2011	Chris joined Martin Currie in 2006. Alongside James Fairweather, he co-manages Martin Currie’s Global Alpha strategies. Before moving to the global team, he analyzed stocks for Martin Currie’s UK products. Chris joined Martin Currie as a trainee and initially focused on industrial stocks as part of Martin Currie’s sector team. He has a degree in economics and economic history from the University of Edinburgh. In 2005, he completed an internship with Schroder Investment Management’s global equity research division.

Mr. Connor has investment discretion, however, Mr. Fairweather is ultimately responsible for investment strategy, portfolio construction and the security selection.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

GLOBAL ALPHA EQUITY FUND

(THE “FUND”)

SUPPLEMENT DATED OCTOBER 20, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2011, AS SUPPLEMENTED AUGUST 11, 2011.

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2011, as supplemented August 11, 2011.

•	Effective September 30, 2011, Mr. Chris Connor has assumed responsibility as a Portfolio Manager of the Fund.

•	References to Mr. Neil Robson are hereby deleted from the Prospectus.

The disclosure and chart below replace similar disclosures on page 28 of the SAI following the caption “Global Alpha Equity Fund” within the section entitled “PORTFOLIO MANAGERS”:

Mr. Fairweather is lead manager of the Global Alpha Equity fund and is assisted by Mr. Connor.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based*
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Fairweather	$4 324,000,000	$2 87,000,000	$18 1,242,000,000	0	0	0
Chris Connor	0	0	0	0	0	0

*	Information relating is provided as of September 30, 2011.

Securities Ownership of Portfolio Managers. As of September 30, 2011, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

INVESTMENT COMPANY ACT FILE NO: 811-01090